Finance income and finance expenses (Tables)	12 Months Ended
Dec. 31, 2022
Finance income and finance expenses
Schedule of Finance income and finance expenses

	2022	2021	2020
Interest income	1,639	—	7
Net foreign exchange gain	—	—	1,991
Other income	229	79	—
Finance income	1,868	79	1,998

	2022	2021	2020
Bank charges	(585)	(320)	(175)
Unwinding of discount on the put option liability	(366)	—	—
Transaction cost	(104)	—	—
Interest expense	(116)	(91)	(45)
Net foreign exchange loss	(1,020)	(2,809)	—
Finance expenses	(2,191)	(3,220)	(220)